Property and equipment (Tables)	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

	March 31, 2014	March 31, 2013
Cost
Asset under capital lease, net	$52,059	$—
Building	—	72,925
Information systems, hardware and software	60,660	70,049
Assembly equipment, furniture, fixtures and other	38,234	37,875
Assets under construction	3,965	5,858

	$154,918	$186,707

Accumulated depreciation and amortization
Asset under capital lease, net	$2,946	$—
Building	—	12,139
Information systems, hardware and software	49,197	48,127
Assembly equipment, furniture, fixtures and other	29,160	26,388

	$81,303	$86,654

Net book value
Asset under capital lease, net	$49,113	$—
Building	—	60,786
Information systems, hardware and software	11,463	21,922
Assembly equipment, furniture, fixtures and other	9,074	11,487
Assets under construction	3,965	5,858

	$73,615	$100,053

Schedule of Depreciation and Amortization Expense

Depreciation and amortization expense incurred is as follows.

	Year ended March 31,
	2014	2013	2012
Asset under capital lease	$2,423	$—	$—
Building	245	2,951	2,968
Information systems, hardware and software	10,955	14,614	13,690
Assembly equipment, furniture, fixtures and other	12,252	7,385	8,370

	$25,875	$24,950	$25,028

Future Minimum Annual Payments under Capital Lease

Future minimum annual payments under capital lease at March 31, 2014 are as follows.

Fiscal year ending March 31,

Annual minimum lease payments
2015	$5,375
2016	5,375
2017	5,375
2018	5,375
2019	5,769
2020 and thereafter	88,908

Total minimum lease payments	$116,177
Less: imputed interest on capital lease	52,043

Present value of minimum lease payments	$64,134